ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
ASSET RETIREMENT OBLIGATION
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2020	December 31, 2019
Balance, beginning of year	$138,049	$126,112
Change in estimates	1,331	23,362
Property acquisition and development activity	2,246	2,068
Divestments	(1,030)	(2,760)
Settlements	(17,709)	(16,715)
Accretion expense	7,321	5,982
Balance, end of year	$130,208	$138,049